UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250
San Jose, CA 95113

(Address of principal executive offices) (Zip code)

Firsthand Capital Management, Incorporated
150 Almaden Blvd., Suite 1250
San Jose, CA 95113

 (Name and address of agent for service)

Registrant's telephone number, including area code:  (408) 866-7096

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Firsthand Technology Opportunities Fund
Portfolio of Investments, September 30, 2015 (unaudited)
	SHARES	MARKET VALUE
COMMON STOCKS — 98.7% ($104,414,447)
Advertising Technology — 2.9% ($3,082,200)
Rocket Fuel, Inc.*	660,000	$3,082,200
Communications — 7.0% ($7,348,245)
Equinix, Inc.	20,472	5,597,045
Gogo, Inc.*	50,000	764,000
Rackspace Hosting, Inc.*	40,000	987,200
Communications Equipment — 5.5% ($5,811,750)
QUALCOMM, Inc.	75,000	4,029,750
Ruckus Wireless, Inc.*	150,000	1,782,000
Computer — 6.0% ($6,342,250)
Apple, Inc.	57,500	6,342,250
Internet — 29.9% ($31,651,602)
Akamai Technologies, Inc.*	40,000	2,762,400
Amazon.com, Inc.*	10,000	5,118,900
Baidu, Inc. - SP ADR*	20,000	2,748,200
Google, Inc., Class C*	6,016	3,660,255
LinkedInCorp.*	15,000	2,851,950
Netflix, Inc.*	35,000	3,614,100
Pandora Media, Inc.*	200,000	4,268,000
SINA Corp.*	55,000	2,206,600
Tencent Holdings, Ltd.	265,000	4,421,197
Networking — 8.9% ($9,443,300)
Arista Networks, Inc.*	70,000	4,283,300
Palo Alto Networks, Inc.*	30,000	5,160,000
Other Electronics — 1.0% ($1,109,200)
VeriFone Systems, Inc.*	40,000	1,109,200
Semiconductor Equipment — 5.4% ($5,738,100)
LAM Research Corp.	70,000	4,573,100
Matson Technology, Inc.*	500,000	1,165,000
Semiconductors — 14.0% ($14,834,500)
Ambarella, Inc.*	50,000	2,889,500
ARM Holdings, PLC - SP ADR	80,000	3,460,000
Exar Corp.*	250,000	1,487,500
InvenSense, Inc.*	300,000	2,787,000
Skyworks Solutions, Inc.	50,000	4,210,500
Social Networking — 8.3% ($8,737,800)
Facebook, Inc.*	60,000	5,394,000
Twitter, Inc.*	100,000	2,694,000
Yelp,Inc.*	30,000	649,800
Software — 9.8% ($10,315,500)
Adobe Systems, Inc.*	50,000	4,111,000
Intuit, Inc.	20,000	1,775,000

	SHARES	MARKET VALUE
VMware, Inc., Class A*	30,000	$2,363,700
Workday, Inc., Class A*	30,000	2,065,800

INVESTMENT COMPANY — 1.4% ($1,476,075)
Fidelity Institutional Money Market Fund (1)	1,476,075	1,476,075
Total Investments (Cost $82,014,035) — 100.1%		105,890,522
Liabilities in excess of other assets — (0.1)%		(143,567)

NET ASSETS — 100.0%		$105,746,955

*	Non-income producing security.
(1)	The Fidelity Institutional Money Market Fund invest priimarily in U.S. Treasury Securities.
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

Firsthand Alternative Energy Fund
Portfolio of Investments, September 30, 2015 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 96.1% ($6,095,830)
Advanced Materials — 8.0% ($506,772)
Corning, Inc.	6,460	$110,595
Praxair, Inc.	2,400	244,464
SunEdison, Inc.*	21,130	151,713
Building Automation — 4.7% ($297,792)
Johnson Controls, Inc.	7,200	297,792
Electrical Equipment — 5.0% ($318,060)
ABB, Ltd. - SP ADR	18,000	318,060
Energy Efficiency — 8.7% ($554,034)
ESCO Technologies, Inc.	5,000	179,500
Honeywell International, Inc.	2,080	196,955
Itron, Inc.*	5,565	177,579
Engineering Service — 3.8% ($242,100)
Quanta Services, Inc.*	10,000	242,100
Environmental Services — 0.7% ($44,880)
Advanced Emissions Solutions, Inc*	6,800	44,880
Industrials — 6.1% ($388,671)
3M Co.	1,800	255,186
United Technologies Corp.	1,500	133,485
Intellectual Property — 0.0% ($—)
Silicon Genesis Corp., Common (1)(2) *	181,407	0
Materials — 3.5% ($225,000)
Aspen Aerogels, Inc.*	30,000	225,000
Other Electronics — 11.1% ($703,058)
Cree, Inc.*	15,000	363,450
Intevac, Inc.*	15,800	72,680
Koninklijke Philips Electronics N.V.	11,378	266,928
Renewable Energy — 33.3% ($2,108,739)
Amtech Systems, Inc.*	6,600	28,380
First Solar, Inc.*	10,000	427,500
Gamesa Corp. Tecnologica S.A.*	7,271	100,583
Iberdrola S.A.*	18,854	125,288
JA Solar Holdings Co., Ltd. - ADR*	13,000	101,400
JinkoSolar Holding Co., Ltd. - ADR*	2,000	43,880
Motech Industries, Inc.*	58,069	64,105
Orion Energy Systems, Inc.*	14,000	25,200
Sharp Corp.*	11,000	12,562
SolarCity Corp.*	10,500	448,455
SunPower Corp., Class B*	19,931	399,417
ULVAC, Inc.	2,700	43,663

	SHARES	MARKET VALUE
Vestas Wind Systems A.S.	3,000	$154,380
Vivint Solar, Inc.*	12,000	125,760
Yingli Green Energy Holding Co. - ADR*	20,000	8,166
Semiconductors — 8.4% ($532,224)
Exar Corp.*	20,000	119,000
Power Integrations, Inc.	9,799	413,224
Waste & Environment Service — 2.8% ($174,500)
Covanta Holding Corp.	10,000	174,500
PREFERRED STOCK — 0.0% ($)
Intellectual Property — 0.0% ($—)
Silicon Genesis Corp., Series 1-C (1) (2)*	152	0
Silicon Genesis Corp., Series 1-E (1) (2)*	3,000	0
INVESTMENT COMPANY — 3.9% ($246,821)
Fidelity Institutional Money Market Fund (3)	246,821	246,821
Total Investments (Cost $8,187,121) — 100.0%		6,342,651
Liabilities in excess of other assets — 0.0%		(2,843)

NET ASSETS — 100.0%		$6,339,808

*	Non-income producing security.
(1)	Restricted security.
(2)	On February 17, 2015, Silicon Genesis Corp. filed a Voluntary Petition for Chapter 11 protection under the U.S. Bankruptcy
(3)	The Fidelity Institutional Money Market Fund invest priimarily in U.S. Treasury Securities.
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2015 (unaudited)

The following information is based upon the federal income tax cost of portfolio investments as September 30, 2015.

	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$39,650,796	$526,370
Gross unrealized depreciation	(15,774,309)	(2,370,840)
Net unrealized appreciation (depreciation)	$23,876,487	$(1,844,470)
Federal income tax cost, investments	$82,014,035	$8,187,121

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Options—The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. As of September 30, 2015, the funds did not hold any options.

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2015 (unaudited)

As of September 30, 2015, the Alternative Energy Fund was invested in the following restricted securities:

SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
ALTEX

Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$—	—%
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	—	—%
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	—	—%
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	—	—%
			$57,649	$—	—%

P/S Preferred Stock

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.	Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.
2.	Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.
3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2015 (unaudited)

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2015:

FUND	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Firsthand Technology Opportunities Fund
Common Stocks
Advertising Technology	$3,082,200	$—	$—
Communications	7,348,245	—	—
Communications Equipment	5,811,750	—	—
Computer	6,342,250	—	—
Internet	31,651,602	—	—
Networking	9,443,300	—	—
Other Electronics	1,109,200	—	—
Semiconductor Equipment	5,738,100	—	—
Semiconductors	14,834,500	—	—
Social Networking	8,737,800	—	—
Software	10,315,500	—	—
Total Common Stock	104,414,447	—	—
Investment Company	1,476,075	—	—
Total	$105,890,522	$—	$—

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2015 (unaudited)

FUND	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Firsthand Alternative Energy Fund
Common Stocks
Advanced Materials	$506,772	$—	$—
Building Automation	297,792	—	—
Electrical Equipment	318,060	—	—
Energy Efficiency	554,034	—	—
Engineering Service	242,100	—	—
Environmental Services	44,880	—	—
Industrials	388,671	—	—
Intellectual Property	—	—	—	*
Materials	225,000	—	—
Other Electronics	703,058	—	—
Renewable Energy	2,108,739	—	—
Semiconductors	532,224	—	—
Waste & Environment Service	174,500	—	—
Total Common Stocks	6,095,830	—	—
Preferred Stocks	—	—	—	*
Investment Company	246,821	—	—
Total	$6,342,651	$—	$—	*

*	Less than a penny.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of the levels are recognized at the value at the end of the period. At September 30, 2015, securities valued at $56,225 were transferred from Level 2 to Level 1.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary
(principal executive officer)

Date	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary
(principal executive officer)

Date	November 20, 2015

By (Signature and Title)*	/s/ Omar Billawala
Omar Billawala, Treasurer
(principal financial officer)

Date	November 20, 2015

*	Print the name and title of each signing officer under his or her signature.